Equity (Details Textuals 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition [Line Items]
Common stock, shares issued	68,570,000
Fair Value of Stock Issued			$ 2,805,000,000
Proceeds from issuance of common stock	2,966,000,000
Equity, Class of Treasury Stock [Line Items]
Repurchase amount outstanding		1,300,000,000
Repurchase Shares		0	0	0
Repurchase Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Common stock, shares issued		68,570,000
Price per share of common stock issued		$ 43.25
Proceeds from issuance of common stock		2,966,000,000
Issuance costs		16,000,000
Alico Stock Transaction One [Member]
Business Acquisition [Line Items]
Common stock, shares issued			86,250,000
Price per share of common stock issued			$ 42.00
Proceeds from issuance of common stock			3,623,000,000
Issuance costs			94,000,000
Alico Stock Transaction Two [Member]
Business Acquisition [Line Items]
Common stock, shares issued			78,239,712
Price per share of common stock issued			$ 40.90
Fair Value of Stock Issued			3,200,000,000
February 2009 Common Stock Issuance [Member]
Business Acquisition [Line Items]
Common stock, shares issued				24,343,154
Proceeds from issuance of common stock				1,035,000,000
Treasury Shares Issued For Stock Options [Member]
Business Acquisition [Line Items]
Issued Treasury Stock		0	332,121	861,586
Cost of shares issued from Treasury Stock			18,000,000	46,000,000
Common Shares Issued For Stock Options [Member]
Business Acquisition [Line Items]
Common stock, shares issued		3,549,211	2,182,174	0
Proceeds from issuance of common stock		$ 115,000,000	$ 74,000,000